091-18065

For Internal Use Only
Sec File No. 9-

RECEIVED
2014 DEC 10 PM 2:38
SEC / MR

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC
Mail Processing
Section
DEC 10 2014
Washington DC
404

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

14011466

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   EDGX Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corp
   See attached.
3. Class of New Derivative Securities Product:
   See attached.
4. Name of Underlying Instrument:
   See attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   See attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
   See attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   See attached.
8. Settlement Methodology of New Derivative Securities Product:
   Trades locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not applicable.

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Anders Franzon

Title: VP, Associate General Counsel

Telephone Number: (913) 815-7154

Manual Signature of Official Responsible for Form:

Date: December 9, 2014

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | DEC 10 2014 |

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON EDGX EXCHANGE, INC.
COMMENCING ON DECEMBER 4, 2014

| (6) Ticker Symbol | (2) Type of Issuer of NDSP | (3) Class of NDSP | (4) Name of Underlying Instrument | (7) Market(s) upon Which Securities Comprising Underlying Instrument Trades | (5) Broad or Narrow |
|---|---|---|---|---|---|
| VQTS | Corporation | Index Linked Notes | S&P 500 VEQTOR Switch Index | World | Broad |
| MLPO | Corporation | Index Linked Notes | S&P MLP Index | World | Broad |
| KCNY | Trust | Investment Company Units | CSI Diversified High Grade Commercial Paper Index | World | Broad |

BATS
Making Markets Better®

RECEIVED
2014 DEC 10 PM 2:38
SEC / MR

December 9, 2014

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

SEC
Mail Processing
Section
DEC 10 2014
Washington DC
404

**RE: Form 19b-4(e) – EDGX Exchange, Inc.**

Ms. Jackson,

On behalf of EDGX Exchange, Inc., enclosed please find one (1) executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding three (3) derivative securities products that commenced trading on EDGX Exchange on December 4, 2014. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
VP, Associate General Counsel
913.815.7154

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| | 19b-4 |
| | |
| | DEC 10 2014 |